LOANS PAYABLE (Details Textual)	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CAD shares	Mar. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2014 CAD shares	Mar. 31, 2014 CAD
Loan Payable [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares		33,333	33,333
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Stock To Be Issued Upon Conversion of Stock Option | shares				416,666	416,666
Fair Value of Stock Option Issued				$ 106,185
Relative Fair Value Of Options Issued And Contributed Capital From Shareholders				$ 98,046
Share Price | $ / shares				$ 0.58
Debt Conversion, Original Debt, Amount				$ 58,000	CAD 60,000
Accretion of Discount				98,046
Debt Instrument, Maturity Date	Feb. 28, 2014
Common Stock [Member]
Loan Payable [Line Items]
Debt Instrument, Fair Value Disclosure				$ 34,565
Employee Stock Option [Member]
Loan Payable [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares				100,000	100,000
Debt Instrument, Fair Value Disclosure				$ 63,481
Loans Payable [Member]
Loan Payable [Line Items]
Debt Instrument, Fair Value Disclosure				$ 143,139
Lieberman Family Trust [Member]
Loan Payable [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				10.00%		10.00%
Debt Instrument, Payment Terms				90 days	90 days
Minimum Capital to be Raised for Redemption of Loans				$ 2,711,700		CAD 3,000,000
Gaston-Dreyfus Remi [Member]
Loan Payable [Line Items]
Debt Instrument, Periodic Payment		$ 452,350	CAD 500,000
Debt Instrument, Interest Rate, Stated Percentage				6.00%		6.00%
Parvez Patel Huda [Member]
Loan Payable [Line Items]
Debt Instrument, Periodic Payment		99,517	110,000
Debt Instrument, Interest Rate, Stated Percentage				2.00%		2.00%
Minimum Capital to be Raised for Redemption of Loans				$ 5,694,570		CAD 6,300,000
Pope And Co [Member]
Loan Payable [Line Items]
Debt Instrument, Periodic Payment, Principal		180,940	200,000
Debt Instrument, Periodic Payment, Interest		$ 12,138	CAD 13,417
Debt Instrument, Interest Rate, Stated Percentage				10.00%		10.00%
Debt Instrument, Payment Terms				90 days	90 days
Minimum Capital to be Raised for Redemption of Loans				$ 2,711,700		CAD 3,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		349,522
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.23
Secured Debt [Member]
Loan Payable [Line Items]
Secured Debt				$ 241,185		CAD 250,000
Debt Instrument, Interest Rate, Stated Percentage				10.00%		10.00%
Debt Instrument, Maturity Date				Jun. 10, 2014	Jun. 10, 2014